COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCK — 4.4%
Shares		Fair Value
	COMMON STOCKS — 93.4%
	AEROSPACE & DEFENSE - 2.3%
38,144	Hexcel Corporation	$ 2,414,133
6,645	Huntington Ingalls Industries, Inc.	1,879,007
		4,293,140
	ASSET MANAGEMENT - 5.8%
70,678	Brookfield Infrastructure Corporation, Class A	2,876,595
39,956	Cohen & Steers, Inc.	3,570,468
27,443	Hamilton Lane, Inc., Class A	4,194,388
		10,641,451
	BANKING - 3.1%
105,370	Home BancShares, Inc.	2,933,501
37,540	Prosperity Bancshares, Inc.	2,762,193
		5,695,694
	BIOTECH & PHARMA - 1.3%
82,587	Perrigo Company plc	2,403,282

	CHEMICALS - 1.9%
11,219	Cabot Corporation	1,179,229
13,721	Quaker Chemical Corporation	2,322,554
		3,501,783
	COMMERCIAL SUPPORT SERVICES - 3.7%
75,166	GFL Environmental, Inc.	3,255,439
17,346	Insperity, Inc.	1,630,351
10,356	UniFirst Corporation	1,964,430
		6,850,220
	CONSTRUCTION MATERIALS - 1.5%
6,300	Carlisle Companies, Inc.	2,669,940

	ELECTRICAL EQUIPMENT - 5.3%
21,488	BWX Technologies, Inc.	2,213,264
61,531	Cognex Corporation	2,484,622
8,457	Littelfuse, Inc.	2,301,995

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	ELECTRICAL EQUIPMENT - 5.3% (Continued)
68,003	Sensata Technologies Holding plc	$ 2,621,515
		9,621,396
	ENGINEERING & CONSTRUCTION - 1.5%
11,305	Tetra Tech, Inc.	2,687,651

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
19,676	UFP Industries, Inc.	2,393,979

	GAS & WATER UTILITIES - 1.2%
18,123	Chesapeake Utilities Corporation	2,146,126

	HEALTH CARE FACILITIES & SERVICES - 8.2%
4,056	Chemed Corporation	2,377,506
41,509	Encompass Health Corporation	3,862,412
27,874	Ensign Group, Inc. (The)	4,219,008
15,447	Quest Diagnostics, Inc.	2,424,716
24,768	US Physical Therapy, Inc.	2,120,141
		15,003,783
	HOUSEHOLD PRODUCTS - 0.7%
10,528	Inter Parfums, Inc.	1,356,428

	INDUSTRIAL INTERMEDIATE PROD - 1.7%
11,046	Valmont Industries, Inc.	3,156,505

	INDUSTRIAL SUPPORT SERVICES - 1.5%
16,569	WESCO International, Inc.	2,740,181

	INSURANCE - 2.0%
7,335	Kinsale Capital Group, Inc.	3,602,145

	INTERNET MEDIA & SERVICES - 1.0%
53,591	Shutterstock, Inc.	1,922,845

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	LEISURE FACILITIES & SERVICES - 5.9%
20,712	Churchill Downs, Inc.	$ 2,878,347
6,127	Domino's Pizza, Inc.	2,537,865
52,642	Travel + Leisure Company	2,329,935
8,285	Wingstop, Inc.	3,198,921
		10,945,068
	LEISURE PRODUCTS - 1.3%
30,118	Brunswick Corporation	2,380,828

	MACHINERY - 3.0%
9,665	Nordson Corporation	2,479,652
17,087	Standex International Corporation	3,052,593
		5,532,245
	MEDICAL EQUIPMENT & DEVICES - 3.5%
37,626	LeMaitre Vascular, Inc.	3,397,251
12,686	STERIS plc	3,058,595
		6,455,846
	OIL & GAS PRODUCERS - 4.6%
12,168	Chord Energy Corporation	1,806,096
32,017	Civitas Resources, Inc.	1,963,603
42,286	Matador Resources Company	2,398,462
60,840	Northern Oil and Gas, Inc.	2,420,215
		8,588,376
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
75,079	ChampionX Corporation	2,337,209

	PUBLISHING & BROADCASTING - 1.5%
15,447	Nexstar Media Group, Inc.	2,639,583

	REAL ESTATE SERVICES - 1.7%
136,696	eXp World Holdings, Inc.	1,607,545
8,544	FirstService Corporation	1,538,347
		3,145,892

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.6%
7,939	Casey's General Stores, Inc.	$ 2,876,379

	RETAIL - DISCRETIONARY - 1.7%
13,117	Dick's Sporting Goods, Inc.	3,108,204

	SEMICONDUCTORS - 3.7%
45,220	Kulicke & Soffa Industries, Inc.	1,981,088
34,433	Power Integrations, Inc.	2,310,454
13,376	Universal Display Corporation	2,591,199
		6,882,741
	SOFTWARE - 2.7%
45,565	Bentley Systems, Inc., Class B	2,345,231
33,915	Concentrix Corporation	2,551,425
		4,896,656
	SPECIALTY FINANCE - 1.5%
60,840	Air Lease Corporation	2,815,067

	STEEL - 1.8%
11,737	Reliance, Inc.	3,364,411

	TECHNOLOGY SERVICES - 8.6%
21,057	Booz Allen Hamilton Holding Corporation	3,343,430
12,341	Broadridge Financial Solutions, Inc.	2,626,905
5,178	FactSet Research Systems, Inc.	2,189,466
13,980	Jack Henry & Associates, Inc.	2,418,959
8,544	Morningstar, Inc.	2,680,851
26,349	TransUnion	2,550,847
		15,810,458
	TELECOMMUNICATIONS - 1.0%
27,202	Cogent Communications Holdings, Inc.	1,903,596

	TRANSPORTATION & LOGISTICS - 1.3%
13,462	Landstar System, Inc.	2,457,623

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	TRANSPORTATION EQUIPMENT - 1.2%
22,955	Allison Transmission Holdings, Inc.	$ 2,129,076

	WHOLESALE - DISCRETIONARY - 1.5%
7,681	Pool Corporation	2,700,793

	TOTAL COMMON STOCKS (Cost $154,935,868)	171,656,600

	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
3,688,981	Northern Institutional Treasury Portfolio, , 5.11% (Cost $3,688,981)(a)	3,688,981

	TOTAL INVESTMENTS - 99.8% (Cost $166,103,323)	$ 183,432,538
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	319,968
	NET ASSETS - 100.0%	$ 183,752,506

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.